Guarantor and Non-Guarantor Financial Information (Details 2) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2014
Condensed Statements of Consolidated Cash Flows
Net Cash (Used for) Provided by Operating Activities	$ 1,458.3	$ 733.2	$ 856.0
INVESTING ACTIVITIES
Businesses acquired, net of cash acquired	7.9	(1,320.5)	(101.8)
Equity investment in affiliate	(16.0)	0.0	0.0
Additions to property, plant, and equipment	(201.4)	(247.7)	(279.5)
Proceeds from divestiture	193.7	0.0	0.0
Sales and maturities of marketable securities	0.0	0.0	10.0
Proceeds from disposal of property, plant, and equipment	4.0	2.6	10.7
Equity investment in subsidiaries		0.0	0.0
(Disbursements of) repayments from intercompany loans	0.0	0.0	0.0
Other – net	33.5	(30.1)	(9.7)
Net Cash Provided by (Used for) Investing Activities	21.7	(1,595.7)	(370.3)
FINANCING ACTIVITIES
Short-term borrowings (repayments) – net	58.0	(22.4)	248.4
Proceeds from long-term debt	0.0	5,382.5	0.0
Repayments of long-term debt, including make-whole payments	(800.0)	(4,193.9)	(50.0)
Quarterly dividends paid	(316.6)	(254.0)	(238.0)
Purchase of treasury shares	(441.1)	(24.3)	(508.5)
Investments in subsidiaries		0.0	0.0
Intercompany payable	0.0	0.0	0.0
Other – net	3.5	(24.7)	(27.4)
Net Cash (Used for) Provided by Financing Activities	(1,496.2)	863.2	(575.5)
Effect of exchange rate changes on cash	0.4	(28.6)	(13.1)
Net decrease in cash and cash equivalents	(15.8)	(27.9)	(102.9)
Cash and cash equivalents at beginning of year	125.6	153.5	256.4
Cash and Cash Equivalents at End of Year	109.8	125.6	153.5
Eliminations [Member]
Condensed Statements of Consolidated Cash Flows
Net Cash (Used for) Provided by Operating Activities	0.0	0.0	0.0
INVESTING ACTIVITIES
Businesses acquired, net of cash acquired	0.0	0.0	0.0
Equity investment in affiliate	0.0
Additions to property, plant, and equipment	0.0	0.0	0.0
Proceeds from divestiture	0.0
Sales and maturities of marketable securities			0.0
Proceeds from disposal of property, plant, and equipment	0.0	0.0	0.0
Equity investment in subsidiaries		(2,715.3)	(126.0)
(Disbursements of) repayments from intercompany loans	1,564.5	287.3	273.7
Other – net	0.0	0.0	0.0
Net Cash Provided by (Used for) Investing Activities	1,564.5	3,002.6	399.7
FINANCING ACTIVITIES
Short-term borrowings (repayments) – net	0.0	0.0	0.0
Proceeds from long-term debt		0.0
Repayments of long-term debt, including make-whole payments	0.0	0.0	0.0
Quarterly dividends paid	0.0	0.0	0.0
Purchase of treasury shares	0.0	0.0	0.0
Investments in subsidiaries		(2,715.3)	(126.0)
Intercompany payable	(1,564.5)	(287.3)	(273.7)
Other – net	0.0	0.0	0.0
Net Cash (Used for) Provided by Financing Activities	(1,564.5)	(3,002.6)	(399.7)
Effect of exchange rate changes on cash	0.0	0.0	0.0
Net decrease in cash and cash equivalents	0.0	0.0	0.0
Cash and cash equivalents at beginning of year	0.0	0.0	0.0
Cash and Cash Equivalents at End of Year	0.0	0.0	0.0
The J.M. Smucker Company (Parent) [Member] | Operating Segments [Member]
Condensed Statements of Consolidated Cash Flows
Net Cash (Used for) Provided by Operating Activities	(192.8)	239.2	297.8
INVESTING ACTIVITIES
Businesses acquired, net of cash acquired	0.0	(1,240.0)	0.0
Equity investment in affiliate	0.0
Additions to property, plant, and equipment	(71.8)	(56.3)	(31.1)
Proceeds from divestiture	193.7
Sales and maturities of marketable securities			10.0
Proceeds from disposal of property, plant, and equipment	3.7	0.0	0.0
Equity investment in subsidiaries		2,715.3	108.9
(Disbursements of) repayments from intercompany loans	0.0	0.0	0.0
Other – net	(1.2)	0.0	(3.2)
Net Cash Provided by (Used for) Investing Activities	124.4	(4,011.6)	(133.2)
FINANCING ACTIVITIES
Short-term borrowings (repayments) – net	58.0	(5.3)	248.4
Proceeds from long-term debt		5,382.5
Repayments of long-term debt, including make-whole payments	(800.0)	(1,580.8)	(50.0)
Quarterly dividends paid	(316.6)	(254.0)	(238.0)
Purchase of treasury shares	(441.1)	(24.3)	(508.5)
Investments in subsidiaries		0.0	0.0
Intercompany payable	1,564.5	287.3	273.7
Other – net	3.5	(32.7)	8.6
Net Cash (Used for) Provided by Financing Activities	68.3	3,772.7	(265.8)
Effect of exchange rate changes on cash	0.0	0.0	0.0
Net decrease in cash and cash equivalents	(0.1)	0.3	(101.2)
Cash and cash equivalents at beginning of year	7.1	6.8	108.0
Cash and Cash Equivalents at End of Year	7.0	7.1	6.8
Guarantor Subsidiaries [Member] | Operating Segments [Member]
Condensed Statements of Consolidated Cash Flows
Net Cash (Used for) Provided by Operating Activities	151.4	87.8	168.5
INVESTING ACTIVITIES
Businesses acquired, net of cash acquired	0.0	0.0	0.0
Equity investment in affiliate	0.0
Additions to property, plant, and equipment	(53.7)	(93.3)	(163.2)
Proceeds from divestiture	0.0
Sales and maturities of marketable securities			0.0
Proceeds from disposal of property, plant, and equipment	0.1	1.1	0.6
Equity investment in subsidiaries		0.0	17.1
(Disbursements of) repayments from intercompany loans	(99.4)	10.2	9.3
Other – net	1.6	(5.8)	0.2
Net Cash Provided by (Used for) Investing Activities	(151.4)	(87.8)	(170.2)
FINANCING ACTIVITIES
Short-term borrowings (repayments) – net	0.0	0.0	0.0
Proceeds from long-term debt		0.0
Repayments of long-term debt, including make-whole payments	0.0	0.0	0.0
Quarterly dividends paid	0.0	0.0	0.0
Purchase of treasury shares	0.0	0.0	0.0
Investments in subsidiaries		0.0	0.0
Intercompany payable	0.0	0.0	0.0
Other – net	0.0	0.0	1.7
Net Cash (Used for) Provided by Financing Activities	0.0	0.0	1.7
Effect of exchange rate changes on cash	0.0	0.0	0.0
Net decrease in cash and cash equivalents	0.0	0.0	0.0
Cash and cash equivalents at beginning of year	0.0	0.0	0.0
Cash and Cash Equivalents at End of Year	0.0	0.0	0.0
Non-Guarantor Subsidiaries [Member] | Operating Segments [Member]
Condensed Statements of Consolidated Cash Flows
Net Cash (Used for) Provided by Operating Activities	1,499.7	406.2	389.7
INVESTING ACTIVITIES
Businesses acquired, net of cash acquired	7.9	(80.5)	(101.8)
Equity investment in affiliate	(16.0)
Additions to property, plant, and equipment	(75.9)	(98.1)	(85.2)
Proceeds from divestiture	0.0
Sales and maturities of marketable securities			0.0
Proceeds from disposal of property, plant, and equipment	0.2	1.5	10.1
Equity investment in subsidiaries		0.0	0.0
(Disbursements of) repayments from intercompany loans	(1,465.1)	(297.5)	(283.0)
Other – net	33.1	(24.3)	(6.7)
Net Cash Provided by (Used for) Investing Activities	(1,515.8)	(498.9)	(466.6)
FINANCING ACTIVITIES
Short-term borrowings (repayments) – net	0.0	(17.1)	0.0
Proceeds from long-term debt		0.0
Repayments of long-term debt, including make-whole payments	0.0	(2,613.1)	0.0
Quarterly dividends paid	0.0	0.0	0.0
Purchase of treasury shares	0.0	0.0	0.0
Investments in subsidiaries		2,715.3	126.0
Intercompany payable	0.0	0.0	0.0
Other – net	0.0	8.0	(37.7)
Net Cash (Used for) Provided by Financing Activities	0.0	93.1	88.3
Effect of exchange rate changes on cash	0.4	(28.6)	(13.1)
Net decrease in cash and cash equivalents	(15.7)	(28.2)	(1.7)
Cash and cash equivalents at beginning of year	118.5	146.7	148.4
Cash and Cash Equivalents at End of Year	$ 102.8	$ 118.5	$ 146.7